Equity (Tables)	6 Months Ended
Jun. 30, 2022
Summary of equity
Total equity
In EUR million
30

June
2022
31

December

2021
Share capital and share premium

-

Share capital
39 39

-

Share premium
17,116 17,105
17,155 17,144
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,377 1,282

-

Revaluation reserve: Debt instruments at FVOCI
-245 96

-

Revaluation reserve: Cash flow hedge
-2,230 -153

-

Revaluation reserve: Credit liability
140 -80

-

Revaluation reserve: Property in own use
192 208

-

Net defined benefit asset/liability remeasurement reserve
-180 -212

-

Currency translation reserve
-1,934 -3,483

-

Share of associates and joint ventures and other reserves
3,443 3,416

-

Treasury shares
-1,977 -1,612
-1,413 -540
Retained earnings 40,167 35,462
Shareholders’ equity (parent) 55,910 52,066
Non-controlling interests 413 736
Total equity 56,323 52,802